General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General [Abstract]
Net loss	$ (16,609)	$ (7,019)	$ (16,925)
Accumulated deficit	(113,350)	(96,741)
Cash flows from operating activities	(14,093)	$ (2,763)	$ (13,698)
Cash and cash equivalent	$ 11,909